Financial instruments and risks - Summary of Maturity Profile of Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	$ 19,726	$ 19,288
Accounts payable	5,220	5,391
Accrued expenses	13,217	17,808
Borrowings	15,000
Total contractual liabilities	53,163	42,487
Within 1 year
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	2,739	3,195
Accounts payable	5,220	5,391
Accrued expenses	13,217	17,808
Borrowings	0
Total contractual liabilities	21,176	26,394
Between 1 and 5 years
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	12,518	9,729
Accounts payable	0	0
Accrued expenses	0	0
Borrowings	15,000
Total contractual liabilities	27,518	9,729
After 5 years
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	4,469	6,364
Accounts payable	0	0
Accrued expenses	0	0
Borrowings	0
Total contractual liabilities	4,469	6,364
Net carrying amount
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	16,793	18,601
Accounts payable	5,220	5,391
Accrued expenses	13,217	17,808
Borrowings	13,237
Total contractual liabilities	$ 48,467	$ 41,800